Income Taxes (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2008	May 25, 2022	Apr. 21, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 $ / shares
Income Taxes (Details) [Line Items]
Income tax rate				17.00%
Unified tax rate	25.00%
Subject to tax rate				15.00%
Preferential income tax rate				15.00%
Preferential tax rate		15.00%
Annual taxable income				¥ 1,000
Total assets of tax				50,000
Net operating tax loss carry forwards				282,479	¥ 317,242
Valuation allowance				¥ 382,720	401,539	¥ 356,294
Global intangible low taxed income, description				The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%.
Percentage of income tax				50.00%
Underpayment of tax liability				¥ 100
Ordinary shares (in Shares) | shares			20
Ordinary shares per value (in Dollars per share) | $ / shares			$ 0.0001
Unissued ordinary share (in Shares) | shares			1
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.002					$ 0.002
Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income				¥ 1,000
Preferential income tax rate				2.50%
Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income				¥ 3,000
Preferential income tax rate				10.00%
U.S. [Member]
Income Taxes (Details) [Line Items]
Income tax rate							21.00%
Net operating tax loss carry forwards				¥ 1,888	1,882
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate				8.25%
Income taxes profits earned				¥ 2,000
Existing tax rate				16.50%
Net operating tax loss carry forwards				¥ 121,179	¥ 102,156
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate					17.00%	17.00%
Net operating tax loss carry forwards				¥ 678	¥ 47,114
People's Republic of China [Member]
Income Taxes (Details) [Line Items]
Income tax rate				25.00%
Annual taxable income				¥ 3,000
Net operating loss				1,569,608	1,778,802
Net operating tax loss carry forwards				¥ 1,445,863	¥ 1,627,650
Non-resident for PRC tax purpose				If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.